FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:

or fiscal year ending:  December 31, 2012

Is this a transition report? (Y/N)	No

Is this an amendment to a previous filing? (Y/N)	No

Those items or sub-items with a box [/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	Investors Life Insurance Company of North America Separate Account II

B.	File Number:	811-2980

C.	Telephone Number:	816-391-2000

2.	A.	Street:	300 W. 11th Street

B.	City:	Kansas City

C.	State:	MO

D.	Zip Code:	64105

E.	Foreign County:	Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)	No

4.	Is this the last filing on this form by Registrant? (Y/N)	No

5.	Is Registrant a small business investment company (SBIC)? (Y/N)	No
[If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)	Yes
[If answer is “Y” (Yes), complete only items 111 through 132.]

7.	A.	Is Registrant a series or multiple portfolio company? (Y/N)
[If answer is “N” (No), go to item 8.]

B. How many separate series or portfolios did Registrant have at the end of the period? _______________

For period ending:  December 31, 2012
File number:              811-2980

If filing more than one Page 50, “X” box: ☒

123.	[ / ]	State the total value of the additional units considered in answering item 122($000’s omitted)
$000’s omitted)	$ __________

124.	[ / ]
State the total value of units of prior series that were placed in the portfolios ofsubsequent series during the current period (the value of these units is to bemeasured on the date they were placed in the subsequent series)

$000’s omitted)	$ __________

125.	[ / ]
State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)

$ 0

126.
Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)

$ 0

127.
List opposite the appropriate description below the number of series whose portfolios areinvested primarily (based upon a percentage of NAV) in each type of security shown, theaggregate total assets at market value as of a date at or near the end of the current periodof each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any): ($000’s omitted)

$ __________

For period ending:  December 31, 2012
File number:              811-2980

		Number of	Total	Total Income
		Series	Assets	Distributions
		Investing	($000’s omitted)	($000’s omitted)

A.	U. S. Treasury direct issue		$	$

B.	U. S. Government agency		$	$

C.	State and municipal tax-free		$	$

D.	Public utility debt		$	$

E.	Brokers or dealers debt or debt or brokers’ or dealers’ parent		$	$

F.	All other corporate interme- diate & long-term debt		$	$

G.	All other corporate short-term debt		$	$

H.	Equity securities of brokers or dealers or parents of brokers or dealer		$	$

I.	Investment company equity securities	8	$5,881	$147

J.	All other equity securities		$	$

K.	Other securities		$	$

L.	Total assets of all series of registrant	8	$5,881	$147

For period ending:  December 31, 2012
File number:              811-2980

If filing more than one Page 51, “X” box: ☒

128.	[ / ]
Is the timely payment of principal and interest on any of the portfolio securitiesheld by any of the Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N) _____________________

[If answer is “N” (No), go to item 131]. Y/N

129.	[ / ]	Is the issuer of any instrument covered in item 128 delinquent or in default as topayment of principal or interest at the end of the current period? (Y/N) ______

[If answer is “N” (No), go to item 131]. Y/N

130.	[ / ]	In computations of NAV or offering price per unit, if any part of the valueattributed to instruments identified in item 129 derived from insurance orguarantees? (Y/N) __________________________________________________

131.	Total expense incurred by all series of Registrant during the current reportingperiod($000’s omitted). ___________________59

132.	[ / ]	List the“811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

For period ending:  December 31, 2012
File number:              811-2980

SIGNATURE PAGE

This report is signed on behalf of the Registrant in the City of Kansas City, State of Missouri on this the 5th day of March, 2013.

Investors Life Insurance Company of North America Separate Account II

By:  Investors Life Insurance Company of North America

/s/ Mark Fallon
Mark Fallon
Title:  Senior Vice President and Chief Financial Officer

[SEAL]

Witness:

/s/ Donald P. Oster
Donald P. Oster
Title:  Vice President and Chief Accounting Officer